Trade receivables - Net (Schedule of Age of Receivables Past Due) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 467,377	$ 293,214
Trade receivables [Member] | 30 - 60 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	221,996	72,778
Trade receivables [Member] | 61 - 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	57,119	57,629
Trade receivables [Member] | 91 + days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 188,262	$ 162,807